Trade Accounts Receivable - Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concesionaria Vuela Compania de Aviacion, S.A.P.I. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	32.50%	17.80%	22.50%
% receivable of SAE	4.20%	3.80%	3.60%
Aeroenlaces Nacionales, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	19.20%	8.70%	11.40%
% receivable of SAE	1.70%	1.40%	1.10%
American Airlines [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	3.40%	4.10%	3.90%
% receivable of SAE	0.80%	0.30%	0.40%
Aerovias de Mexico, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	5.10%	5.90%	6.30%
% receivable of SAE	0.50%	0.80%	0.60%